TAXATION (Schedule of Movement of Valuation Allowances) (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016
At beginning of year	¥ (86,443,363)	¥ (66,223,501)	¥ (54,792,006)
Current year additions	(29,565,816)	(42,043,420)	(38,362,418)
Utilization and reversal of valuation allowances	1,388,479	21,823,558	26,930,923
At end of year	¥ (114,620,700)	¥ (86,443,363)	¥ (66,223,501)